Shareholder Report, Holdings (Details) - C000186839	Apr. 30, 2026
U.S. Treasury Floating Rate Notes_3.722_1/31/2028
Holdings [Line Items]
Percent of Total Investments	2.80%
U.S. Treasury Floating Rate Notes_3.813_10/31/2027
Holdings [Line Items]
Percent of Total Investments	2.80%
U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	1.90%
U.S. Treasury Notes_3.750_8/31/2026
Holdings [Line Items]
Percent of Total Investments	1.80%
U.S. Treasury Notes_3.500_2/28/2031
Holdings [Line Items]
Percent of Total Investments	1.10%
Siemens Energy AG__
Holdings [Line Items]
Percent of Total Investments	0.90%
Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	0.90%
Microchip Technology, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.90%
U.S. Treasury Bonds_4.750_8/15/2055
Holdings [Line Items]
Percent of Total Investments	0.90%
U.S. Treasury Inflation-Indexed Bonds_2.375_2/15/2056
Holdings [Line Items]
Percent of Total Investments	0.80%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Diversified Financial Services
Holdings [Line Items]
Percent of Total Investments	0.80%
Insurance
Holdings [Line Items]
Percent of Total Investments	0.90%
Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	1.10%
Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.60%
Media
Holdings [Line Items]
Percent of Total Investments	1.60%
Banks
Holdings [Line Items]
Percent of Total Investments	4.10%
Electric
Holdings [Line Items]
Percent of Total Investments	4.60%
Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	7.80%
U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	32.30%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	38.10%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	43.20%
AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.90%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.40%
AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%